Capital Management (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Regulatory Capital Measure and Risk-Weighted Assets
Regulatory Capital Measures, Risk-Weighted Assets and Leverage Exposures
(1)

(Canadian $ in millions, except as noted)	2021	2020
CET1 Capital	44,491	40,077
Tier 1 Capital	49,966	45,840
Total Capital	57,201	54,661
Risk-Weighted Assets	325,433	336,607
Leverage Exposures	976,690	953,640
CET1 Ratio	13.7%	11.9%
Tier 1 Capital Ratio	15.4%	13.6%
Total Capital Ratio	17.6%	16.2%
Leverage Ratio	5.1%	4.8%
(1)
Disclosed in accordance with, as applicable, OSFI’s Capital Adequacy Requirements Guideline and Leverage Requirements Guideline. Reflects modifications to capital requirements announced by OSFI in response to the
COVID-19
pandemic in fiscal 2020, some of which remain in effect in 2021.